Trade and other receivables (Details 2) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables
Beginning of the year	₩ 544,104	₩ 526,685	₩ 26,685
Bad debt expenses - other	(4,953)	17,419	500,000
Ending of the year	₩ 539,151	₩ 544,104	₩ 526,685